Note 5 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Vessels and Advances, Net [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2026	$592,601	$(27,054)	$565,547
Vessels acquisitions and other vessels’ costs	28,777	-	28,777
Depreciation	-	(17,547)	(17,547)
Vessel sales, transfers and other movements	(54,465)	7,258	(47,207)
Balance, June 30, 2026	$566,913	$(37,343)	$529,570